Dec. 30, 2020
10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-08
Supplement to theFidelity® International Small Cap Opportunities FundDecember 30, 2020Prospectus
10.31 Fidelity International Small Cap Opportunities Fund Retail PRO-08 | Fidelity International Small Cap Opportunities Fund
Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).